PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2025	2024
Property	$1,678,727	$1,627,658
Property improvement	477,586	468,708
Office equipment	142,214	138,800
Vehicles	140,389	137,779
Electronic equipment	108,316	105,151
Less: accumulated depreciation	(857,433)	(760,608)
	$1,689,799	$1,717,488

Depreciation expenses were $81,403 and $103,486 for the six months ended June 30, 2025 and 2024, respectively.